Insurance contracts and contingencies	12 Months Ended
Dec. 31, 2022
Insurance Contracts And Contingencies
Insurance contracts and contingencies

23	Insurance contracts and contingencies

a) Insurance contracts

The Company and its subsidiaries have a risk management program with the purpose of delimiting the risks, seeking in the market coverage compatible with its size and operations.

b) Legal proceedings and contingencies

The provisions related to labor, civil and taxes proceedings whose likelihood of loss is assessed as probable are as follows:

	Labor	Civil	Taxes (i)	Total

Balances as of December 31, 2019	2,501	2,768	-	5,269
Business combinations	2,741	2,348	27,487	32,576
Additions	562	10,869	7,853	19,284
Reversals	(1,285)	(2,705)	-	(3,990)
Balances as of December 31, 2020	4,519	13,280	35,340	53,139
Business combinations	16,597	6,017	57,638	80,252
Additions *	5,418	5,101	14,225	24,744
Reversals	(1,044)	(1,470)	(7,334)	(9,848)
Balances as of December 31, 2021	25,490	22,928	99,869	148,287
Additions	2,300	7,911	63,698	73,909
Reversals	(5,306)	(6,175)	(14,861)	(26,342)
Balances as of December 31, 2022	22,484	24,664	148,706	195,854

*	The amount of R$ 4,232 is related to tax legal proceedings attributed to the selling shareholders (R$9,940 for the year ended December 31, 2020). The same amount was recorded as indemnification assets in the statement of financial position in other assets.

(i)	During the year ended December 31, 2022, R$48,333 of tax contingencies were added with a corresponding increase of goodwill (Unigranrio as disclosed in note 12) and indemnification assets.

The principal labor proceedings to which we are a party were filed by former employees or service providers seeking enforcement of labor rights allegedly not provided by us. The judicial proceedings relate to employment bonds (judicial proceedings filed by former service providers), overtime, premiums for hazardous workplace conditions, statutory severance, fines for severance payment delays, and compensation for workplace-related accidents.

The civil claims to which we are a party generally relate to consumer claims, including those related to student complaints.

The tax claims to which the Company is party are mostly tax foreclosures filed by Brazilian federal and municipal tax authorities.

There are other civil, labor, taxes and social security proceedings assessed by Management and its legal counsels as possible risk of loss, for which no provisions are recognized, as follows:

	2022	2021

Labor	13,914	5,098
Civil	59,603	56,501
Taxes and social security	4,931	4,459
Total	78,448	66,058

The Company has judicial deposits, related to taxes, civil and labor proceedings, recorded in other assets (non-current) in the amount of R$12,693 as of December 31, 2022 (December 31, 2021: R$ 18,825).

Under the terms of the Share Purchase and Sale Agreements ("Agreements") between the Company and the selling shareholders of certain subsidiaries acquired, the Company assesses that the selling shareholders are exclusively responsible for any provisions (including labor, tax and civil), which are or will be the subject of a claim by any third party, arising from the act or fact occurred, by action or omission, prior to or on the closing dates of the acquisitions.

Accordingly, and considering that the provisions for legal proceedings recorded by the Company that result from causes arising from events occurring prior to the closing dates of the acquisitions, any liability for the amounts to be disbursed, in case of their effective materialization in loss, belongs exclusively to the selling shareholders. In this context, the Agreements state that the Company and its subsidiaries are indemnified and therefore exempt from any liability related to said contingent liabilities and, therefore, the provision amounts related to such contingencies are presented in the non-current liabilities and the correspondent amount of R$145,300 (December 31, 2021: R$ 135,355) is presented in non-current other assets.